Restatement of Prior Period Quarterly Financial Statements (Unaudited) - Restated Condensed Consolidated Statement of Cash Flows Amounts (Unaudited) (Detail) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2019	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net loss	$ (9,351)	$ (9,163)	$ (14,301)	$ (211,642)	$ (3,123)	$ 6,906
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization expense	4,400	10,308	16,342	22,675	14,579	14,233
Provision for bad debts and product returns	233	899	1,050	2,937	1,721	946
Provision for inventory write-downs	1,530	3,274	5,482	8,493	15,122	5,066
Revenue recognized due to change in deferred revenue	(1,292)	(2,585)	(3,772)
Deferred income tax provision	384	(2,969)	(4,588)	17,066	(4,692)	13,573
Stock-based compensation	1,163	2,430	3,399	4,367	4,745	6,660
Other	197	877	1,069	(1,673)	(1,330)	(2,392)
Gain on acquisition contingencies line		(1,590)	(1,590)
Paid in kind interest expense		1,473	2,948	4,408
Change in assets and liabilities:
Accounts receivable	(2,717)	(3,141)	(4,522)	9,013	10,829	(5,116)
Inventories	(2,190)	(2,658)	(7,609)	14,219	11,957	(1,610)
Accounts payable	(7,329)	(9,751)	(12,684)	(974)	8,035	(12,936)
Accrued expenses	(2,074)	(2,583)	3,998	4,489	(827)	5,667
Deferred revenue	2,000	2,000	2,000	(2,000)	(2,000)	(2,000)
Other operating assets and liabilities	(511)	240	273	(1,879)	(4,036)	10,645
Net cash (used in) operating activities	(15,557)	(12,939)	(12,505)	(9,456)	17,252	5,788
Cash flows from investing activities:
Purchases of property, plant and equipment	(3,477)	(6,912)	(10,882)	(14,426)	(11,042)	(12,301)
Patent and acquired intangible asset costs	(328)	(1,126)	(1,786)	(2,007)	(3,695)	(2,266)
Acquisition of Paradigm Spine	(99,921)	(99,921)	(99,692)
Net cash used in investing activities	(103,726)	(107,959)	(112,360)	(116,125)	(32,737)	38,251
Cash flows from financing activities:
Proceeds from exercise of common stock options	284	395	395	395	2,356	5,060
Proceeds from long-term obligations	115,000	115,000	118,000	121,500	74,425	6,000
Payments of debt issuance costs	(729)	(729)	(729)	(826)
Payments on long-term obligations			(500)	(500)	(71,171)	(43,000)
Payments for treasury stock	(128)	(172)	(204)	(273)	(478)	(3,474)
Net cash provided by (used in) financing activities	114,427	114,494	116,962	120,296	4,093	(35,731)
Effect of exchange rate changes on cash and cash equivalents	(50)	(27)	(96)	(56)	(40)	224
Net increase (decrease) in cash and cash equivalents Net increase (decrease) in cash and cash equivalents	(4,906)	(6,431)	(7,999)	(5,341)	(11,432)	8,532
Cash and cash equivalents, beginning of period	10,949	10,949	10,949	10,949	22,381	13,849
Cash and cash equivalents, end of period	6,043	4,518	2,950	5,608	10,949	22,381
Supplemental cash flow disclosure:
Cash paid for interest	557	2,732	4,941	7,121	3,047	3,023
Income tax refunds, net of payments	(635)	1,982	1,982	(1,994)	(6,403)	12,142
Non-cash acquisition of property, plant and equipment	502	456	817	1,468	1,217	593
Non-cash acquisition of Paradigm	60,730	60,730	60,730			$ 102
Non-cash common stock issuance	60,730	60,730	60,730
As Previously Reported [Member]
Cash flows from operating activities:
Net loss	(9,087)	(8,343)	(13,195)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization expense	3,696	7,491	11,413
Provision for bad debts and product returns	233	899	1,050
Provision for inventory write-downs	1,530	3,274	5,482
Revenue recognized due to change in deferred revenue	(1,292)	(2,585)	(3,772)
Deferred income tax provision	470	(2,703)	(4,229)
Stock-based compensation	1,163	2,430	3,399
Other	197	877	1,069
Gain on acquisition contingencies line		(1,590)	(1,590)
Paid in kind interest expense		1,473	2,948
Change in assets and liabilities:
Accounts receivable	(2,422)	(3,509)	(4,278)
Inventories	(2,742)	(1,078)	(4,904)
Accounts payable	(7,253)	(9,675)	(12,608)
Accrued expenses	(1,585)	(2,217)	4,329
Deferred revenue	2,000	2,000	2,000
Other operating assets and liabilities	(593)	145	177
Net cash (used in) operating activities	(15,685)	(13,111)	(12,709)
Cash flows from investing activities:
Purchases of property, plant and equipment	(3,477)	(6,912)	(10,882)
Patent and acquired intangible asset costs	(328)	(1,126)	(1,786)
Acquisition of Paradigm Spine	(99,921)	(99,921)	(99,692)
Net cash used in investing activities	(103,726)	(107,959)	(112,360)
Cash flows from financing activities:
Proceeds from exercise of common stock options	284	395	395
Proceeds from long-term obligations	115,000	115,000	118,000
Payments of debt issuance costs	(729)	(729)	(729)
Payments on long-term obligations			(500)
Net cash provided by (used in) financing activities	114,555	114,666	117,166
Effect of exchange rate changes on cash and cash equivalents	(50)	(27)	(96)
Net increase (decrease) in cash and cash equivalents Net increase (decrease) in cash and cash equivalents	(4,906)	(6,431)	(7,999)
Cash and cash equivalents, beginning of period	10,949	10,949	10,949	$ 10,949
Cash and cash equivalents, end of period	6,043	4,518	2,950		$ 10,949
Supplemental cash flow disclosure:
Cash paid for interest	557	2,732	4,941
Income tax refunds, net of payments	(635)	1,982	1,982
Non-cash acquisition of property, plant and equipment	502	456	817
Non-cash acquisition of Paradigm	60,730	60,730	60,730
Non-cash common stock issuance	60,730	60,730	60,730
Restatement Adjustments [Member]
Cash flows from operating activities:
Net loss	(264)	(820)	(1,106)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization expense	704	2,817	4,929
Deferred income tax provision	(86)	(266)	(359)
Change in assets and liabilities:
Accounts receivable	(295)	368	(244)
Inventories	552	(1,580)	(2,705)
Accounts payable	(76)	(76)	(76)
Accrued expenses	(489)	(366)	(331)
Other operating assets and liabilities	82	95	96
Net cash (used in) operating activities	128	172	204
Cash flows from financing activities:
Payments for treasury stock	(128)	(172)	(204)
Net cash provided by (used in) financing activities	$ (128)	$ (172)	$ (204)